Provisions for Risks and Charges - Summary of Movement of the Provision for Risks and Charges (Detail) - EUR (€) € in Thousands		12 Months Ended
	Feb. 17, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Disclosure of other provisions [line items]
Beginning balance		€ 48,281	€ 44,823
Provisions for risks and charges Current		14,093	8,325	€ 10,596
Provisions for risks and charges Non-current		44,555	39,956	34,227
Provisions	€ 12,192	16,585	13,464
Releases		(2,259)	(5,373)
Utilizations		(5,498)	(4,633)
Exchange differences		1,259
Reclassifications and other		280
Ending balance		58,648	48,281
Legal and fiscal risks
Disclosure of other provisions [line items]
Beginning balance		16,376	17,256
Provisions for risks and charges Non-current		28,656	16,376	17,256
Provisions		12,521	902
Releases		(264)	(1,752)
Utilizations		(1,168)	(30)
Exchange differences		1,191
Ending balance		28,656	16,376
Leased store restoration
Disclosure of other provisions [line items]
Beginning balance		13,879	14,064
Provisions for risks and charges Current		2,288
Provisions for risks and charges Non-current		12,005	13,879	14,064
Provisions		979	2,396
Releases		(630)
Utilizations			(2,581)
Exchange differences		(110)
Reclassifications and other		175
Ending balance		14,293	13,879
Refund liability returns
Disclosure of other provisions [line items]
Beginning balance		6,032	6,744
Provisions for risks and charges Current		10,049	6,032	6,744
Provisions		491	2,044
Releases			(2,062)
Utilizations		(351)	(694)
Exchange differences		178
Reclassifications and other		3,699
Ending balance		10,049	6,032
Other provision
Disclosure of other provisions [line items]
Beginning balance		11,994	6,759
Provisions for risks and charges Current		1,756	2,293	3,852
Provisions for risks and charges Non-current		3,894	9,701	€ 2,907
Provisions		2,594	8,122
Releases		(1,365)	(1,559)
Utilizations		(3,979)	(1,328)
Reclassifications and other		(3,594)
Ending balance		€ 5,650	€ 11,994